UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Item 1: Report to Shareholders

International Equity Index Fund	April 30, 2011

The views and opinions in this report were current as of April 30, 2011. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

International stocks advanced steadily from late 2010 through late February. Volatility returned in March, with stocks holding their ground early in the month, selling off sharply at mid-month, and then rallying impressively through the rest of the period. The unfolding tragedy in Japan, political turmoil in North Africa and the Middle East, and mixed economic signals all served to rattle investors before the market recovered. Developed markets in Europe were strong, enhanced by euro strength versus the U.S. dollar.

The fund returned 13.63% during the six-month period ended April 30, 2011, compared with 13.85% for the FTSE Developed ex North America Index. The fund gives shareholders exposure to non-U.S. stocks by seeking to match the performance of the FTSE Developed ex North America Index, a broadly diversified stock market index based on the investable market capitalization of more than 1,200 predominantly larger companies listed in over 20 countries.

MARKET REVIEW

International markets were broadly positive during the past six months, led by strong results in Europe. Headwinds emerged in late February as spreading political unrest in the Middle East and North Africa prompted investors to reduce their risk exposure. The markets were also rattled by a devastating earthquake that struck northeastern Japan on March 11, setting off a tsunami and nuclear crisis in the world’s third-largest economy. Early projections are that the Japanese economy will likely be slowed over the near term. Industrial production has suffered, and many automobile manufacturers in Japan and elsewhere will have production problems related to supply-chain issues. Rebuilding efforts are estimated to rise above $180 billion.

What the Dollar's Decline Means for Investors

The U.S. dollar's sharp decline against other major currencies in recent months has brought renewed attention to a longer-term trend. The accompanying chart shows an index of the dollar's value over the past 10 years compared with the most widely traded global currencies. As shown in the chart, the dollar has declined significantly since 2002, interrupted by a brief rise during the 2008–2009 credit crisis, a period when investors regarded the dollar as a "safe haven" currency.

The Falling Dollar

120
115
110
105
100
95
90
85
80
75
4/01
4/02
4/03
4/04
4/05
4/06
4/07
4/08
4/09
4/10
4/11

Inflation-adjusted, trade-weighted foreign exchange value of the dollar against major currencies. March 1973=100. Source: Federal Reserve.

Several factors have driven the decline in the dollar over the past decade. One factor has been the growing importance of other nations in the global economy—in particular, the rapid growth rate of emerging markets—which has increased demand for foreign currencies for trade and investment. Relatively low interest rates in the U.S. have also played a role, as capital has flowed to markets offering higher returns. The U.S. has financed persistent trade deficits by borrowing from foreign lenders, which has led to increased speculation that the U.S. will allow the dollar to weaken further to pay off its debt.

A declining U.S. dollar has generally been good news for U.S. investors in overseas markets, resulting in enhanced returns over much of the 10-year period. For example, the MSCI EAFE Index of developed international markets provided investors with an average annual return of 1.10% over the past 10 years in local currency terms, less than the 2.82% average return of the broad U.S. market as measured by the S&P 500 Index. When converted to dollars, however, the MSCI index returned an average of 5.74% per year over that period thanks to considerable appreciation in many global currencies.

Continued declines in the dollar are by no means guaranteed, however, and investors in international markets must take note that negative effects can occur when the dollar rises. For example, in the one-year period ended March 31, 2009, the MSCI EAFE Index plunged 36.50%, but U.S. investors in the same markets suffered an even steeper 46.20% loss due to a temporary resurgence in the dollar.

Investors should keep in mind that currency trends are unpredictable and should not be a primary factor when making investment decisions. Indeed, a declining dollar does not necessarily favor the profitability of non-U.S. firms versus their U.S. counterparts. The opposite may be the case as U.S. firms can benefit because a declining dollar makes goods produced in the U.S. more competitive in overseas markets and imports to the U.S. more expensive. In addition, U.S. firms may see higher profits as they repatriate revenue earned overseas.

Results in the Pacific Rim were mixed. Japanese stocks plummeted in the aftermath of the disaster, then recovered some of their losses. Results across other Asian markets were generally strong as South Korea and Australia rallied. European stocks generated strong gains, but the debt crisis continued with several countries having their debt ratings downgraded. Portugal, Italy, Ireland, Greece, and Spain performed well despite concerns about their ability to manage their heavy debt burdens. European stock returns were enhanced by the strength of the euro versus the U.S. dollar.

Sector performance was positive across the board, with energy leading the way thanks to higher oil prices and the industrials and business services and telecommunication services sectors generating impressive results. Consumer staples and utilities lagged. Rising commodity prices weighed on the global economy. Oil prices are three times higher than they were in late 2008, and food prices hit a record high in February. As a result, inflation has become a major concern. China, India, and Europe have raised interest rates and launched other tightening measures. India’s inflation hit 8.3% in February, and the country has now lifted interest rates a total of eight times in the past year. Euro zone inflation climbed to an annualized rate of 2.4% in February, above analysts’ comfort level.

PORTFOLIO HIGHLIGHTS

The index’s major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim. It is constructed by sorting the market in each country in the index by industry groups and targeting a significant portion of the stocks in these groups for inclusion. The fund attempts to replicate the index by investing in stocks in proportion to their weighting in the index.

At the end of April, Europe represented 62% of net assets, with Japan and the Pacific Rim constituting most of the balance (see the Geographic Diversification table for a breakdown of regional allocations). Financials was the largest sector at 23.3% of assets, followed by industrials and business services (12.8%), materials (11.0%), consumer discretionary (10.3%), consumer staples (9.5%), energy (7.9%), and health care (7.4%).

Some of the portfolio’s best-performing stocks were in the energy sector. As you can see from the Twenty-Five Largest Holdings table following this letter, the fund was well represented in the group. Our largest holding was the U.K.’s Royal Dutch Shell, with other major positions in BP of the U.K. and Total of France. Political unrest in the oil-rich Middle East and North Africa regions has pushed oil prices higher. Longer-term supply/demand dynamics also point to rising energy costs. (Please refer to the fund’s portfolio of investments for a detailed list of holdings and the amount each represents in the portfolio.)

Industrials and business services stocks also did well. One underperformer in the group, however, was Rolls-Royce. The stock lagged because of rising oil prices and flaws in its Trent 900 series engines. Initial response to a proposed acquisition with an engine manufacturer with a strong presence in marine and energy markets was lukewarm. The burgeoning cyclical upturn has made this area increasingly attractive, and the company remains a durable franchise with an attractive valuation that offers significant potential upside due to later-cycle business lines.

Among other winners over the past six months were consumer discretionary stocks that had delivered excellent returns in 2010. Switzerland-based Compagnie Financière Richemont, one of the world’s premier luxury goods companies with brands including Cartier and Van Cleef & Arpels, continued to deliver good results during the recent reporting period. Japan’s Honda and the U.K.’s Carnival also delivered strong results over the past six months.

Among our financials holdings, which represent the fund’s largest sector allocation, was Commonwealth Bank of Australia—the Australian dollar powered ahead of its U.S. counterpart in recent months, bolstering returns in currency terms. We also owned HSBC in the U.K., a major global banking and financial services company; Banco Santander of Spain; and Westpac Banking of Australia, which offers a broad array of business, financial, and investment services.

INVESTMENT OUTLOOK

We are optimistic about the medium-term prospects for international stocks, given their resiliency in the face of a highly volatile environment thus far in 2011. Despite a challenging macro environment, corporate earnings have been solid, while share buybacks and merger and acquisition activity are steadily increasing. International equities remain attractively valued in historical terms, particularly when compared with bonds, and corporate fundamentals are sound and improving. While the durability of healthy profit margins remains in question moving forward, we expect a positive economic trajectory throughout most of world.

We recognize that inflation concerns may be elevated in the near term, but we are comforted that most monetary authorities are taking the necessary actions to limit inflation. It is important to note that current inflationary pressures are the result of growing economic strength as opposed to economic turmoil. Although oil supply shocks could create a significant problem, spikes in food prices and in overall commodity prices should be manageable over the medium term, particularly if aggregate demand in the developed world remains muted, as we expect.

As always, shareholders should be aware that we do not make investment decisions based on market forecasts or prospects for individual companies. Rather, our mission is to provide investors with low-cost exposure to non-U.S. equities through a diversified portfolio designed to replicate the performance of our benchmark index in all market conditions. It is important to maintain a long-term perspective and include an allocation to foreign securities as an integral part of a diversified investment portfolio.

Respectfully submitted,

E. Frederick Bair
Cochairman of the fund’s Investment Advisory Committee

Neil Smith
Cochairman of the fund’s Investment Advisory Committee

May 19, 2011

The committee cochairmen have day-to-day responsibility for managing the portfolio and work with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

FTSE Developed ex North America Index: A broadly diversified stock market index based on the investable market capitalization of more than 1,200 predominantly larger companies. The index’s major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 4/30/11
Royal Dutch Shell, United Kingdom	1.7%
Nestle, Switzerland	1.5
HSBC, United Kingdom	1.4
Vodafone, United Kingdom	1.1
BP, United Kingdom	1.0
Novartis, Switzerland	1.0
BHP Billiton, Australia	1.0
Total, France	1.0
Siemens, Germany	1.0
Telefonica, Spain	0.9
Samsung Electronics, South Korea	0.9
Roche Holding–Genusscheine, Switzerland	0.8
GlaxoSmithKline, United Kingdom	0.8
Rio Tinto, United Kingdom	0.8
BHP Billiton, United Kingdom	0.8
Banco Santander, Spain	0.8
Sanofi-Aventis, France	0.7
BASF, Germany	0.7
Toyota Motor, Japan	0.7
Commonwealth Bank of Australia, Australia	0.6
British American Tobacco, United Kingdom	0.6
BG Group, United Kingdom	0.6
BNP Paribas, France	0.6
Daimler, Germany	0.6
Westpac Banking, Australia	0.6
Total	22.2%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights

For a share outstanding throughout each period

	6 Months Ended 4/30/11‡	Year Ended 10/31/10‡	10/31/09‡	10/31/08‡	10/31/07‡	10/31/06‡
NET ASSET VALUE						
Beginning of period	$ 11.77	$ 10.92	$ 9.02	$ 17.39	$ 14.12	$ 11.26
Investment activities						
Net investment income	0.16	0.27	0.28	0.45	0.44	0.32
Net realized and unrealized gain (loss)	1.41	0.86	1.98	(8.32)	3.19	2.72
Total from investment activities	1.57	1.13	2.26	(7.87)	3.63	3.04
Distributions						
Net investment income	(0.28)	(0.27)	(0.36)	(0.38)	(0.28)	(0.17)
Net realized gain	(0.01)	(0.01)	–	(0.12)	(0.08)	(0.01)
Total distributions	(0.29)	(0.28)	(0.36)	(0.50)	(0.36)	(0.18)
NET ASSET VALUE						
End of period	**$ 13.05**	**$ 11.77**	**$ 10.92**	**$ 9.02**	**$ 17.39**	**$ 14.12**

Ratios/Supplemental Data						
Total return(1)	**13.63%**	**10.49%**	**25.96%**	**(46.45)%**	**26.22%**	**27.32%**
Ratio of total expenses to average net assets	0.50%(2)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.59%(2)	2.45%	3.06%	3.20%	2.83%	2.51%
Portfolio turnover rate	22.4%	12.8%	23.4%	29.5%	30.5%	36.3%
Net assets, end of period (in thousands)	$ 414,828	$ 437,627	$ 403,264	$ 327,965	$ 634,781	$ 246,696

‡ Per share amounts calculated using average shares outstanding method.

(1) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees. Total return is not annualized for periods less than one year.

(2) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
ARGENTINA 0.1%		
Common Stocks 0.1%		
Tenaris (EUR)	14,056	355
Total Argentina (Cost $251)		355
AUSTRALIA 7.9%		
Common Stocks 7.8%		
Adelaide Brighton	14,157	49
AGL Energy	13,322	212
Alumina	72,637	180
Amcor	36,339	279
AMP	83,369	501
Ansell	3,939	60
APN News & Media	5,891	10
Aquila Resources	4,204	42
Aristocrat Leisure	15,841	46
Asciano	87,100	158
ASX	5,167	182
Australand Property Group	9,726	32
Australia & New Zealand Banking	76,944	2,044
Bank of Queensland	6,353	68
Bendigo and Adelaide Bank	10,359	106
BGP Holdings (EUR) (1)	347,336	—
BHP Billiton	85,208	4,280
Billabong International	7,464	55
BlueScope Steel	54,274	103
Boral	21,220	114
Brambles	42,343	312
Caltex Australia	4,019	63
CFS Retail Property, Equity Units	65,401	128
Challenger	15,008	79
Charter Hall Office, Equity Units	14,503	56
Coal & Allied Industries	383	47
Coca-Cola Amatil	16,847	220

Cochlear	1,677	148
Commonwealth Bank of Australia	45,217	2,662
Commonwealth Property Office, Equity Units	62,992	63
Computershare	16,540	176
Consolidated Media	6,663	20
Crown	16,846	156
CSL	16,368	616
CSR	15,031	49
Dexus Property Group	144,042	139
Downer EDI	7,586	31
DuluxGroup	10,710	33
Energy Resources of Australia	2,271	14
Envestra	34,200	24
Fairfax Media	21,003	30
Flight Centre	2,209	57
Fortescue Metals Group	36,779	248
Foster's Group	57,471	354
Goodman Fielder	41,090	48
Goodman Group	189,606	148
GPT Group, Equity Units	55,233	191
Gunns (1)	28,047	16
GWA Group	10,750	38
Harvey Norman Holdings	23,573	69
Iluka Resources	12,463	171
Incitec Pivot	48,368	199
Insurance Australia	61,659	241
IOOF Holdings	6,840	54
James Hardie Industries, GDR (1)	12,867	83
Leighton Holdings	4,928	131
Lend Lease	16,835	161
Lynas (1)	49,033	112
MacArthur Coal	6,620	84
Macquarie Atlas Roads (1)	13,412	27
Macquarie Group	10,287	396

MAp Group, Equity Units	22,161	72
Metcash Trading	22,665	101
Mirvac Group	98,143	137
National Australia Bank	64,302	1,909
New Hope	7,378	40
Newcrest Mining	22,475	1,021
Nufarm (1)	5,923	31
Oil Search	38,943	301
Onesteel	39,465	92
Orica	10,692	312
Origin Energy	28,626	513
OZ Minerals	92,246	146
Paladin Energy (1)	21,347	77
Perpetual	1,292	41
Platinum Asset Management	6,618	34
Qantas Airways (1)	33,038	76
QBE Insurance	30,811	632
Ramsay Health Care	4,467	89
Rio Tinto	9,438	850
Santos	25,907	429
Seven West Media	2,479	14
Sims Metal Management	5,998	115
Sonic Healthcare	11,562	159
SP Ausnet	40,489	39
Stockland	70,935	294
Suncorp Group	37,830	345
Tabcorp Holdings	20,300	170
Tatts Group	38,159	97
Telstra	130,525	416
Ten Network Holdings	23,207	34
Toll Holdings	20,922	129
Tower Australia Group	12,858	56
Transurban Group	42,902	249
Wesfarmers	27,045	987

Wesfarmers	6,904	255
Westfield Group	68,695	679
Westfield Retail Trust	90,520	263
Westpac Bank	87,720	2,388
Whitehaven Coal	7,276	51
Woodside Petroleum	17,252	885
Woolworths	35,949	1,045
WorleyParsons	7,114	237
		32,225

Mutual Funds 0.1%

Ishares MSCI Australia Index Fund, ETF (USD)	21,800	616
		616

Total Australia (Cost $21,562)	32,841

AUSTRIA 0.4%

Common Stocks 0.4%

Erste Group Bank (2)	8,437	426
Immoeast (1)	16,465	–
Immofinanz (1)(2)	31,083	148
OMV	4,465	204
Raiffeisen Bank International	1,746	96
Strabag	1,018	34
Telekom Austria	9,890	153
Verbund (2)	2,027	92
Vienna Insurance Group (2)	1,143	68
Voestalpine	4,998	246
Total Austria (Cost $1,564)		1,467

BELGIUM 0.9%

Common Stocks 0.9%

Ageas (2)	74,913	227

Anheuser-Busch InBev (2)	23,612	1,506
Anheuser-Busch InBev, Strips (1)	11,328	–
Belgacom (2)	5,067	199
Colruyt	1,980	114
Compagnie Nationale a Portefeuille (1)	964	70
Delhaize	3,010	261
Dexia	16,488	66
Groupe Bruxelles Lambert (2)	2,402	238
KBC (1)	5,283	215
Mobistar	536	40
RTL Group	415	43
SES, GDR	9,912	260
Solvay	1,253	181
UCB (2)	4,069	196
Umicore (2)	3,572	205
Total Belgium (Cost $3,064)		3,821

CHILE 0.1%

Common Stocks 0.1%

Antofagasta (GBP)	11,738	268
Total Chile (Cost $80)		268

CHINA 1.0%

Common Stocks 1.0%

AAC Acoustic Technology (HKD)	28,000	74
Agile Property (HKD) (2)	42,000	68
Alibaba.com (HKD)	45,000	80
Anta Sports Products (HKD)	28,000	45
Belle International Holdings (HKD)	188,000	368
Bosideng International Holdings (HKD) (2)	68,000	22
C C Land Holdings (HKD)	40,000	15
Chaoda Modern Agriculture (HKD)	100,464	63

China Dongxiang Group (HKD)	84,000	29
China High Speed Transmission (HKD)	41,000	55
China Huiyuan Juice (HKD)	21,000	14
China Mengniu Dairy (HKD)	39,000	120
China Rongsheng Heavy Industry (HKD)	62,500	53
China Travel International Investment (HKD) (1)(2)	84,000	17
China Yurun Food Group (HKD)	39,000	143
China Zhongwang Holdings (HKD) (2)	48,400	25
Country Garden (HKD)	99,000	40
ENN Energy Holdings (HKD)	24,000	82
Evergrande Real Estate (HKD)	177,000	126
Fosun International (HKD)	57,500	46
Fushan International Energy Group (HKD)	80,000	56
GCL Poly Energy Holdings (HKD) (1)	230,000	165
Golden Eagle Retail Group (HKD)	17,000	44
Gome Electrical Appliances (HKD) (1)	335,920	121
Greentown China Holdings (HKD)	23,500	23
Guorun Holdings (HKD) (2)	110,000	44
Hengan International Group (HKD)	27,000	210
Hidili Industry International Development (HKD)	31,000	31
Hopewell Highway Infrastructure (HKD)	26,500	17
Hopson Development (HKD) (1)(2)	22,000	22
Huabao International (HKD)	37,000	55
Kingboard Laminates Holding (HKD) (2)	26,500	23
KWG Property (HKD)	38,500	28
Lee & Man Paper Manufacturing (HKD) (2)	54,400	39
Li Ning (HKD)	23,500	40
Longfor Properties (HKD)	30,500	49
Melco International Development (HKD)	24,000	20
Nine Dragons Paper (HKD)	41,000	47
Parkson Retail (HKD)	32,500	50
Renhe Commercial Holdings (HKD)	262,000	45
SANY Heavy Equipment (HKD) (2)	18,000	32
Semiconductor Manufacturing (HKD) (1)	647,000	58

Shimao Property (HKD)	42,000	57
Shui On Land (HKD) (2)	54,450	24
Soho China (HKD)	62,000	53
Tencent Holdings (HKD)	27,000	772
TPV Technology (HKD)	52,000	30
Want Want China Holdings (HKD)	198,000	178
Yangzijizng Shipbuilding (SGD)	54,000	80
Zhongsheng Group Holdings (HKD) (1)(2)	11,500	22
Total China (Cost $2,798)		3,920

DENMARK 1.2%

Common Stocks 1.2%

Carlsberg, B Shares	3,538	420
Coloplast, B Shares	924	136
Danisco	1,420	188
Danske Bank (1)	27,734	666
FLSmidth (1)	1,584	143
H Lundbeck	1,758	42
Maersk	36	354
Maersk	33	334
Novo Nordisk, B Shares	14,497	1,833
Novozymes, Class B	1,615	279
Rockwool International, B Shares	165	22
Tryg	761	49
Vestas Wind Systems (1)	6,064	215
William Demant Holding (1)	695	65
Total Denmark (Cost $2,943)		4,746

FINLAND 1.0%

Common Stocks 1.0%

Fortum	13,256	457
Kesko (2)	1,990	103

Kone, B Shares	4,927	309
Metso	4,475	275
Neste Oil	3,816	72
Nokia	110,866	1,021
Nokian Renkaat (2)	3,771	196
Outokumpu (2)	4,046	67
Rautaruukki (2)	3,132	81
Sampo	16,674	561
Sanoma	1,452	30
Stora Enso, R Shares (2)	18,200	219
UPM-Kymmene	15,478	317
Wartsila, B Shares	5,870	231
Total Finland (Cost $4,325)		3,939

FRANCE 10.3%

Common Stocks 10.3%

Accor	6,784	301
Aeroports de Paris	884	85
Air France (1)	4,468	79
Air Liquide	8,376	1,239
Alcatel-Lucent (1)	68,966	445
Alstom	8,747	582
APERAM	1,732	73
ArcelorMittal	34,039	1,252
Atos Origin (1)	2,075	128
AXA (2)	68,720	1,542
BIC	1,093	106
Biomerieux	587	64
BNP Paribas	30,684	2,428
Bollore	147	37
Bouygues (2)	7,926	395
Bureau Veritas	1,610	139
Cap Gemini (2)	4,611	279

Carrefour	20,060	951
Casino Guichard-Perrachon	1,314	138
CGGVeritas (1)	4,483	159
Christian Dior	2,158	346
Ciments Francais	323	34
CNP Assurances	5,276	121
Compagnie de Saint-Gobain	15,713	1,085
Credit Agricole	28,596	476
Danone	19,181	1,405
Dassault Systemes	1,761	143
EADS (1)	9,737	301
Edenred (1)	6,679	207
EDF Energies Nouvelles	689	41
Eiffage (2)	2,009	139
Electricite de France	7,636	322
Eramet	316	124
Essilor International	6,336	530
Euler Hermes (1)	400	43
Eurazeo	862	72
Eutelsat	2,601	112
Fonciere Des Regions	723	82
France Telecom	58,807	1,379
GDF Suez	50,012	2,046
GDF Suez (1)	2,058	—
Gecina	556	80
Hermes International (2)	1,257	295
ICADE	610	78
Iliad	642	83
Imerys (2)	1,122	87
Ipsen	591	23
JCDecaux (1)	1,979	69
Klepierre (2)	2,823	116
L'Oreal (2)	8,916	1,131
Lafarge	6,367	451

GERMANY 8.0%

Common Stocks 7.6%

Adidas	6,228	464
Allianz (2)	13,250	2,086
BASF (1)	27,343	2,811
Bayer (2)	24,341	2,140
Beiersdorf (2)	2,701	176
BMW	8,960	845
Celesio	2,532	61
Commerzbank (1)(2)	26,374	168
Continental (1)	2,366	238
Daimler (2)	31,242	2,415
Deutsche Bank	27,403	1,790
Deutsche Boerse	5,805	482
Deutsche Post (1)	26,867	532
Deutsche Telekom	96,832	1,608
Deutshe Lufhansa (1)(2)	6,814	155
E.ON (2)	56,088	1,917
Fraport	1,084	87
Fresenius	3,774	396
Fresenius Medical Care (2)	6,603	519
GEA Group	5,477	200
Generali Deutschland	240	31
Hamburger Hafen Und Logistik	833	40
Hannover Rueckversicherung (2)	1,795	109
Heidelberger Zement	5,581	427
Henkel AG Co. KGaA (2)	1,689	96
HOCHTIEF	1,563	148
Infineon Technologies	32,021	364

GREECE 0.2%

Common Stocks 0.2%

Alpha Bank (1)	15,789	92
Coca-Cola Hellenic Bottling	4,352	120
EFG Eurobank Ergasias (1)	12,024	68
Hellenic Petroleum	3,637	39
Hellenic Telecommunications	10,967	130
National Bank of Greece (1)	28,438	221
OPAP	7,122	150
Public Power	3,453	57
Total Greece (Cost $1,911)		877

HONG KONG 3.2%

Common Stocks 3.1%

AIA Group (1)	266,200	900
ASM Pacific Technology	5,900	79
Bank of East Asia	59,980	248
Boc Hong Kong	126,000	396
Brightoil Petroleum Holding	60,000	26
Cafe De Coral	12,000	28
Cathay Pacific Airways	47,000	118
Champion, REIT (2)	73,000	42
Cheung Kong Holdings	51,000	802
Cheung Kong Infrastructure	13,000	63
Chinese Estates Holdings	14,500	28
Citic Resources Holdings (1)	700	—
CLP Holdings	53,900	444
Dah Sing Banking Group	7,040	11
Dah Sing Financial	5,400	34
Esprit Holdings	38,079	158
First Pacific	86,000	81
Foxconn International (1)(2)	64,000	38

Galaxy Entertainment (1)(2)	35,000	63
Great Eagle Holdings	9,000	32
Guoco Group (2)	4,000	50
Hang Lung Group	30,000	202
Hang Lung Properties	66,000	294
Hang Seng Bank	22,800	357
Henderson Land Development	31,569	216
Hong Kong & China Gas	160,198	398
Hong Kong Aircraft Engineerg	2,400	35
Hong Kong Exchanges (2)	31,800	726
Hongkong and Shanghai Hotels	22,000	39
Hongkong Land Holdings (USD)	50,000	374
Hopewell Holdings	19,500	59
Hutchison Harbour Ring (1)	138,000	16
Hutchison Telecommunications Hong Kong Holdings	55,000	17
Hutchison Whampoa	94,000	1,075
Hysan Development	23,000	107
Jardine Matheson (USD)	7,600	365
Jardine Strategic (USD)	6,500	185
Johnson Electric	54,500	33
Kerry Properties	21,000	112
Kingboard Chemicals	18,500	101
Kowloon Development	12,000	16
Li & Fung	89,600	459
Lifestyle International	20,000	57
LINK, REIT (2)	66,000	208
Mongolia Energy (1)	135,000	32
MTR	51,000	186
New World China Land	42,800	15
New World Development	87,000	153
Nws Holdings	29,000	43
Orient Overseas International	7,700	59
PCCW	162,000	64
Power Assets Holdings	47,500	333

Public Financial Holdings	12,000	7
Sands China (1)	72,000	202
Shangri-La Asia	45,500	127
Shun Tak Holdings	44,000	27
Sino Land	72,000	127
SJM Holdings	65,000	140
Sun Hung Kai Properties	57,000	893
Swire Pacific	27,000	412
Techtronic Industries (2)	35,500	49
Television Broadcasts	10,000	59
Texwinca Holdings	20,000	23
Tingyi (Cayman Island)	66,000	175
VTech Holdings	5,500	62
Wharf Holdings	45,100	331
Wheelock	24,000	99
Wing Hang Bank	6,500	73
Wynn Macau	46,000	165
Xinyi Glass Holding	78,000	94
Yue Yuen Industrial	24,500	85
		13,127
Mutual Funds 0.1%		
Ishares MSCI Hong Kong Index, ETF (USD)	13,200	256
		256
Total Hong Kong (Cost $9,294)		13,383

IRELAND 0.2%

Common Stocks 0.2%		
Anglo Irish Bank (1)	29,788	–
Bank of Ireland (1)	99,586	41
CRH	21,067	523
Elan (1)	17,374	138
Kerry Group	3,902	162

Ryanair Holdings, ADR (USD)	4,000	122
Total Ireland (Cost $1,820)		986

ISRAEL 0.6%

Common Stocks 0.6%

Africa-Israel Investments (1)	475	4
Bank Hapoalim (1)	29,370	154
Bank Leumi Le-Israel	17,492	91
Bezeq Israeli Telecommunication	59,190	175
Cellcom Israel	1,451	46
Clal Industries & Investment	1,851	15
Clal Insurance Enterprise Holdings	416	12
Delek Automotive Systems	713	9
Delek Drilling (1)	6,514	26
Delek Group	91	24
Discount Investment	1,006	20
Elbit Imaging (1)	400	5
Elbit Systems	626	35
First International Bank of Israel	446	7
Gazit Globe	1,478	20
Harel Insurance	250	15
Hot Telecommunication System (1)	896	16
IDB Holding	593	18
Israel	69	85
Israel Chemicals	15,076	266
Israel Discount Bank (1)	24,478	52
Koor Industries (1)	374	9
Makhteshim-Agan (1)	6,678	36
Migdal Insurance & Financial Holding	8,150	15
NICE Systems (1)	1,788	68
Oil Refineries (1)	23,720	18
Ormat Industries	1,394	10
Osem Investment	1,322	23

Partner Communications	2,333	43
Paz Oil	120	22
Property & Building	69	6
Shufersal	1,135	7
Strauss Group	1,237	21
Teva Pharmaceuticals	26,299	1,222
United Mizrahi Bank	3,300	37
Total Israel (Cost $2,223)		2,632

ITALY 2.9%

Common Stocks 2.9%

A2A (2)	46,628	84
Assicurazioni Generali	45,880	1,100
Atlantia	13,133	323
Autogrill (1)	3,786	54
Banca Carige (2)	23,993	58
Banca Monte Dei Paschi Siena (1)(2)	81,754	111
Banco Pololare	52,497	156
Banco Popolare di Milano (2)	12,354	42
Bulgari (2)	4,459	81
Buzzi Unicem (2)	2,452	38
Edison (1)(2)	15,411	19
Enel	207,518	1,480
Eni	82,346	2,201
Exor	3,514	127
Fiat	23,523	251
Fiat Industrial (1)	23,523	349
Finmeccanica	12,878	174
Intesa Sanpaolo	261,586	869
Italcementi (2)	1,218	13
Italcementi RNC (2)	5,684	32
Lottomatica (2)	1,833	41
Luxottica	4,086	135

Mediaset	25,370	169
Mediobanca	19,018	217
Mediolanum	6,503	38
Parmalat (1)	50,697	192
Pirelli and Co (2)	10,621	111
Saipem	9,711	551
Saras SpA Raffinerie Sarde (1)	11,323	28
Snam Rete Gas	50,236	312
Telecom Italia, Ordinary Shares	408,301	615
Telecom Italia, RNC shares	160,375	207
Terna	44,650	224
UBI Banca, Warrants, 6/30/11 (1)	24,509	—
Unicredit	572,822	1,475
Unione Di Banche Italiane (2)	18,954	170
Unipol Gruppo Finanziario	811	1
		12,048
Preferred Stocks 0.0%		
Unipol Gruppo Finanziario	76,677	47
		47
Total Italy (Cost $14,800)		12,095
JAPAN 17.0%		
Common Stocks 16.7%		
ABC-Mart	800	30
ACOM (1)	1,420	21
Advantest	4,500	89
Aeon	17,800	215
AEON Credit Service	2,300	31
Aeon Mall	2,700	65
Air Water	4,000	48
Aisin Seiki	4,400	156
Ajinomoto	16,000	178

Alfresa Holdings	1,200	42
All Nippon Airways (2)	25,000	74
Alps Electric	4,000	40
Amada	9,000	72
Aoyama Trading	1,500	25
Aozora Bank	25,000	54
Asahi Breweries	10,800	203
Asahi Glass	26,000	331
Asahi Kasei	31,000	215
Asatsu	1,000	26
Asics	4,000	58
Astellas Pharma	10,436	399
Autobacs Seven	800	29
AWA Bank	5,000	31
Bank of Kyoto	8,000	74
Benesse Holdings	2,400	100
Bridgestone	18,200	401
Brother Industries	8,300	127
Canon	39,200	1,850
Canon Sales	2,200	24
Capcom	1,500	28
Casio Computer	6,200	49
Central Japan Railway	48	363
Chiba Bank	20,000	119
Chiyoda	6,000	60
Chubu Electric	17,000	373
Chugai Pharmaceutical	6,600	109
Chugoku Bank	5,000	58
Chugoku Electric Power	8,300	147
Circle K Sunkus	1,500	23
Citizen Holdings	7,800	47
Coca-Cola West	1,700	36
COMSYS Holdings	3,200	33
Cosmo Oil	19,000	63

Credit Saison	5,500	93
Dai ichi Life Insurance	298	492
Dai Nippon Printing	16,000	192
Daicel Chemical Industries	8,000	52
Daido Steel	10,000	57
Daihatsu Motor	5,000	81
Daiichi Sankyo	15,800	310
Daikin Industries	6,500	207
Dainippon Screen (1)	6,000	56
Dainippon Sumitomo Pharma	4,700	45
Daishi Bank	8,000	25
Daito Trust Construction	2,600	209
Daiwa House	13,000	157
Daiwa Securities Group	52,000	225
Dena	3,300	124
Denki Kagaku Kogyo	15,000	77
Denso	13,200	442
Dentsu	4,100	110
DIC	23,000	56
Disco	500	34
Don Quijote	1,600	60
Dowa Holdings	9,250	61
East Japan Railway	8,900	498
Ebara	9,000	51
Eisai (2)	6,600	240
Electric Power Development	5,000	131
Elpida Memory (1)(2)	4,500	68
Ezaki Glico	3,000	36
FamilyMart	2,200	80
Fanuc	5,300	886
Fast Retailing	1,600	252
Fuji Electric	17,000	54
FUJI FILM Holdings	11,500	358
Fuji Heavy Industries	17,000	127

Fuji Media Holdings	4	5
Fujikura	11,000	57
Fujitsu Limited	46,000	263
Fukuoka Financial	26,000	108
Fukuyama Transporting	4,000	19
Funai Electric	400	12
Furukawa Electric	16,000	64
Glory Limited	1,500	33
Gree	2,700	56
GS Yuasa	9,000	62
Gunma Bank	11,000	60
H2O Retailing	3,000	22
Hachijuni Bank	12,000	72
Hakuhodo Dy Holdings	870	46
Hamamatsu Photonics	1,900	75
Hankyu Hanshin Holdings	38,000	168
Haseko (1)	50,000	33
Heiwa	1,400	22
HIGO Bank	5,000	29
Hikari Tsushin	700	14
Hino Motors	7,000	33
Hirose Electric	900	94
Hiroshima Bank	14,000	61
Hisamitsu Pharmaceutical	1,400	58
Hitachi	101,000	550
Hitachi Cable	6,000	14
Hitachi Capital	1,100	16
Hitachi Chemical	3,100	64
Hitachi Construction Machinery	2,600	63
Hitachi High-Technologies	1,200	25
Hitachi Koki	1,900	17
Hitachi Metals	4,000	53
Hokkaido Electric Power	4,800	87
Hokkoku Bank	8,000	27

Hokugin Financial Group	31,000	59
Hokuriku Electric	4,900	100
Honda	40,000	1,535
House Foods	1,700	28
HOYA	12,900	278
Hyakugo Bank	6,000	26
Hyakujushi Bank	7,000	26
Ibiden	3,400	115
Idemitsu Kosan	600	71
IHI	33,000	85
Inpex	80	614
Isetan Mitsukoshi Holdings (1)	8,820	85
Isuzu Motors	38,000	164
IT Holdings	2,000	20
ITO EN (2)	2,300	41
ITOCHU	35,400	369
ITOCHU Techno-Solutions	800	29
Iyo Bank	7,000	59
Izumi	1,600	23
J Front Retailing	11,800	51
JAFCO	1,100	28
Japan Petroleum Exploration	900	44
Japan Steel Works	8,000	65
Japan Tobacco	149	583
JFE Holdings	13,675	375
JGC	6,000	149
Joyo	18,000	73
JS Group	7,000	168
JSR	5,700	120
Jtekt	10,200	132
Juroku Bank	8,000	25
JX Holdings	55,670	391
kabu.com Securities	3,000	10
Kagome (2)	3,000	52

Kagoshima Bank	5,000	34
Kajima	24,000	69
Kamigumi	6,000	51
Kandenko 1942 (2)	3,000	16
Kaneka	5,000	37
Kansai Electric Power	21,100	444
Kansai Paint	6,000	54
Kansai Urban Banking	12,000	22
Kao	16,100	403
Kawasaki Heavy Industries	37,000	153
Kawasaki Kisen Kaisha	18,000	60
KDDI	100	670
Keihan Electric Railway	17,000	71
Keikyu	12,000	84
Keio	14,000	79
Keisei Electric Railway	8,000	47
Kewpie	3,500	42
Keyence	1,240	327
Kikkoman	5,000	50
Kinden	6,000	51
Kintetsu (2)	38,000	114
Kirin Holdings	22,000	309
Kissei Pharmaceutical	1,300	25
Kobayashi Pharmaceutical	600	28
Kobe Steel	70,000	173
Koito Manufacturing	2,000	32
Kokuyo	2,900	21
Komatsu	29,700	1,048
Komeri	1,200	33
Konami	3,200	64
Konica Minolta	12,000	106
Kose	700	18
Kubota	19,000	182
Kuraray	11,400	167

Kurita Water Industries	3,000	88
Kyocera	5,600	618
kyowa Hakko Kirin	7,000	70
Kyushu Electric Power	10,600	196
Lawson	2,200	108
Lintec	1,100	32
Lion	7,000	37
Mabuchi Motor	900	45
Makita	3,100	143
Marubeni	39,000	284
Marui Group	7,100	49
Maruichi Steel Tube	2,100	52
Matsui Securities	3,200	16
Matsumotokiyoshi Holdings	1,200	26
Mazda Motor (1)	40,000	92
MEDIPAL Holdings	5,400	45
MEIJI Holdings	1,670	71
Minebea	12,000	65
Miraca Holdings	1,300	49
Misumi (2)	1,300	33
Mitsubishi	37,400	1,011
Mitsubishi Chemical	33,500	228
Mitsubishi Electric	48,000	535
Mitsubishi Estate	31,000	543
Mitsubishi Gas Chemical	11,000	87
Mitsubishi Heavy Industries	100,000	478
Mitsubishi Logistics	4,000	44
Mitsubishi Materials	29,000	101
Mitsubishi Motors (1)(2)	123,000	151
Mitsubishi Tanabe Pharma	5,000	83
Mitsubishi UFJ Financial	419,290	2,015
Mitsubishi UFJ Lease & Finance	1,330	53
Mitsui	40,700	725
Mitsui Chemicals	23,000	85

Mitsui Engineer & Shipbuilding	19,000	47
Mitsui Fudosan	26,000	452
Mitsui Mining & Smelting	17,000	61
Mitsui Osk Lines	27,000	151
Mitsumi Electric	2,600	33
Mizuho Asset Trust & Banking	45,000	38
Mizuho Financial Group	638,600	1,016
Mizuho Investors (1)	15,000	14
Mizuho Securities	15,000	38
Mochida Pharmaceutical	3,000	33
Monex Group	46	9
Mori Seiki	3,000	39
MS&AD Insurance Group Holdings	19,000	447
Murata Manufacturing	6,700	487
Musashino Bank	800	25
Nabtesco	1,500	38
Nagase & Company	2,000	25
Nagoya Railroad	20,000	53
Namco Bandai Holdings	5,600	62
Nanto Bank	8,000	39
NEC	78,000	164
NGK Insulators	7,000	121
NGK Spark Plug	3,000	42
NHK Spring	5,000	48
Nichirei	7,000	31
Nidec	3,200	280
Nidec Sankyo	2,000	13
Nikon	8,900	187
Nintendo	3,100	739
Nippon Electric Glass	11,500	175
Nippon Express	24,000	96
Nippon Kayaku	4,000	39
Nippon Meat Packers	5,000	69
Nippon Paint	6,000	42

Nippon Paper Group	2,600	52
Nippon Sheet Glass	26,000	77
Nippon Shokubai	5,000	65
Nippon Steel	152,000	476
Nippon Telegraph & Telephone	14,300	663
Nippon Television Network	150	21
Nippon Yusen Kabushiki Kaish	38,000	141
Nipro	1,000	20
Nishi-Nippon Bank	18,000	51
Nishi-Nippon Railroad	9,000	39
Nissan Chemical Industries	5,200	54
Nissan Motor	67,200	648
Nissha Printing	1,000	20
Nisshin Seifun Group	5,500	69
Nisshin Steel	22,000	44
Nisshinbo Holdings	4,000	40
Nissin Foods	2,600	92
Nitori	850	74
Nitto Denko	3,900	209
NKSJ Holdings	49,000	317
NOK	3,900	67
Nomura	110,000	564
Nomura Real Estate	2,300	36
Nomura Research Institute	5,000	108
NS Solutions	600	12
NSK	12,000	107
NTN	12,000	58
NTT Data	33	109
NTT DoCoMo	517	963
NTT Urban Development	39	32
Obayashi	16,000	67
Obic	150	28
Odakyu Electric Railway	16,000	129
Ogaki Kyoritsu Bank	9,000	29

Oji Paper	24,000	108
Okasan Securities Group	4,000	14
Okuma	4,000	38
Olympus Optical	6,100	173
Omron	7,100	195
ONO Pharmaceutical	2,700	137
Onward Holdings	4,000	30
Oracle Corp Japan	800	35
Oriental Land	1,400	119
ORIX	3,280	322
Osaka Gas	48,000	178
OSAKA Titanium Technologies (2)	400	31
Otsuka	400	25
Otsuka Holdings	12,400	334
Pacific Metals	4,000	30
Panahome	2,000	13
Panasonic	82,795	1,025
Park24	3,300	35
Point	270	12
Promise (1)(2)	3,000	26
Rengo	6,000	36
Resona Holdings	54,100	256
Ricoh	17,000	188
Rinnai	1,200	79
Rohm Company	3,400	206
Rohto Pharmaceutical	3,000	31
Ryohin Keikaku	800	37
San-In Godo Bank	4,000	30
Sankyo-Gunma	1,500	78
Santen Pharmaceutical	1,900	74
Sapporo	9,000	36
Sapporo Hokuyo Holdings	8,900	39
Sawai Pharmaceutical	400	36
SBI Holdings (2)	590	64

Secom	5,200	259
Sega Sammy Holdings	4,140	73
Seibu	1,000	13
Seiko Epson	4,500	79
Seino Holdings	5,000	38
Sekisui Chemical	12,000	100
Sekisui House	15,000	145
Senshu Ikeda Holdings	26,600	40
Seven & I	19,752	496
Sharp	25,000	231
Shiga Bank	6,000	32
Shikoku Electric Power	5,200	132
Shima Seiki	800	21
Shimachu	1,500	35
Shimadzu	7,000	61
Shimamura	500	47
Shimano	2,100	113
Shimizu	18,000	76
Shin-Etsu Chemical	9,600	501
Shinko Electric	2,000	21
Shinsei Bank	61,000	73
Shionogi	7,800	127
Shiseido	8,900	148
Shizuoka Bank	16,000	146
Showa Denko	35,000	70
Showa Shell Sekiya	3,400	37
Sky Perfect JSAT Holdings	29	12
SMC	1,600	293
Softbank	23,900	1,008
Sohgo Security Services	1,500	17
Sojitz	37,300	72
Sony	29,400	834
Sony Financial	5,200	97
Sotetsu Holdings	12,000	33

Square Enix Holdings	1,400	24
Stanley Electric	4,100	69
SUMCO (1)	3,100	60
Sumitomo	27,900	385
Sumitomo Bakelite	6,000	39
Sumitomo Chemicals	37,000	198
Sumitomo Electric Industries	17,600	246
Sumitomo Forestry	3,900	34
Sumitomo Heavy Industries	13,000	86
Sumitomo Metal Industries	107,000	226
Sumitomo Metal Mining	17,000	303
Sumitomo Mitsui Financial	41,900	1,296
Sumitomo Mitsui Trust Holdings	92,130	317
Sumitomo Osaka Cement	13,000	35
Sumitomo Real Estate Sales	340	14
Sumitomo Realty & Development	14,000	289
Sumitomo Rubber Industries	3,900	44
Sundrug	700	20
Suruga Bank	6,000	50
Suzuken	1,400	35
Suzuki Motor	12,400	295
Sysmex	1,000	35
T&D Holdings	7,600	188
Taiheiyo Cement (2)	21,000	36
Taisei	25,000	59
Taisho Pharmaceutical	7,000	165
Taiyo Nippon Sanso	9,000	73
Taiyo Yuden	4,000	57
Takara Holdings	5,000	24
Takashimaya	7,000	48
Takata	1,200	36
Takeda Pharmaceutical	17,600	855
TDK	2,900	150
Teijin	22,000	106

TEPCO	35,300	191
Terumo	4,700	262
The 77 Bank	9,000	42
The Bank of Yokohama	31,000	154
The Keiyo Bank	4,000	20
THK	4,000	103
Tobu Railway	31,000	121
Toda	7,000	26
Toho	4,200	64
Toho Gas	12,000	56
Toho Titanium	900	25
Tohoku Electric Power	11,200	165
Tokai Carbon	5,000	26
Tokai Rika	1,100	19
Tokai Rubber Industries	1,200	15
Tokio Marine Holdings	18,000	505
Tokuyama	8,000	42
Tokyo Broadcasting	1,500	18
Tokyo Electron	4,000	232
Tokyo Gas	60,000	268
Tokyo Steel	3,500	38
Tokyo Style (2)	3,000	20
Tokyo Tatemono	9,000	33
Tokyu	28,000	116
Tokyu Land	12,000	52
TonenGeneral Sekiyu	8,000	99
Toppan Forms	1,400	11
Toppan Printing	16,000	126
Toray Industries	36,000	269
Toshiba	95,000	507
Toshiba Tec	3,000	14
Tosoh	13,000	50
TOTO	8,000	63
Toyo Seikan Kaisha	4,800	82

Zeon	5,000	45
		69,269
Mutual Funds 0.3%		
Ishares MSCI Japan Index Fund, ETF (USD)	126,700	1,334
		1,334
Total Japan (Cost $75,065)		70,603

KAZAKHSTAN 0.1%

Common Stocks 0.1%		
Kazakhmys (GBP)	6,373	147
Eurasian Natural Resources (GBP)	11,500	175
Total Kazakhstan (Cost $284)		322

MEXICO 0.1%

Common Stocks 0.1%		
Fresnillo (GBP)	6,404	176
Total Mexico (Cost $82)		176

NETHERLANDS 2.3%

Common Stocks 2.3%		
Aegon (1)	56,598	449
Akzo Nobel (2)	6,896	536
ASML (2)	12,849	532
Boskalis Westminster, GDS	2,254	120
Corio	2,709	192
Corio, Rights, 5/17/11 (1)	2,709	—
Fugro, GDS	2,389	219
Heineken (2)	9,602	575
Heineken, A Shares (2)	2,273	120
ING Groep, GDS (1)	114,327	1,507

SINGAPORE 1.6%

Common Stocks 1.6%

Allgreen Properties	23,000	22
Ascendas Real Estate Investment Trust	56,000	93
CapitaCommercial Trust, REIT	62,880	74
CapitaLand (1)	94,500	262
Capitamall Trust, REIT	70,100	108
City Developments	20,000	193
ComfortDelGro	62,012	78
Cosco	27,000	49
DBS Group	51,000	624
Fraser And Neave	41,000	210
Genting Singapore (1)	181,000	321
Golden Agri Resources	264,872	144
Golden Agri-Resources, Warrants, 7/23/12 (1)	20,509	3
Guocoland	9,333	19
Hotel Properties	6,600	13
Indofood Agri Resources (1)	13,000	22
Jardine Cycle & Carriage	4,000	121
Keppel Corp	39,600	385
Keppel Land	22,000	75
M1 Ltd	10,385	20
Neptune Orient Lines	30,000	46
Noble Group	134,541	245
Olam International	47,300	111
Oversea-Chinese Banking	73,000	570
People's Food Holdings	31,000	19
SembCorp Industries	26,520	117
Sembcorp Marine	24,600	114
SIA Engineering	7,000	24
Singapore Airlines	17,333	199
Singapore Exchange	32,000	204
Singapore Post	43,000	41

Singapore Press	47,750	155
Singapore Technologies	45,000	116
Singapore Telecommunications	236,250	602
SMRT	24,000	37
Starhub	19,950	47
Stats ChipPAC	15,000	9
United Overseas Bank	34,520	553
United Overseas Land	17,652	70
Venture	8,000	63
Wheelock Properties (1)	11,000	17
Wilmar International	76,000	327
Wing Tai Holdings	18,700	24
Yanlord Land Group	21,000	25
		6,571

Mutual Funds 0.0%

Ishares MSCI Singapore, ETF (USD)	11,100	161
		161

Total Singapore (Cost $4,222)		6,732

SOUTH KOREA 5.3%

Common Stocks 5.2%

Amorepacific	131	132
Amorepacific Group	238	47
BS Financial (1)	5,560	81
Celltrion	2,567	88
Cheil Industries	1,488	164
Cheil Worldwide	2,570	33
CJ	502	38
CJ CheilJedang	307	71
Daegu Bank	3,930	66
Daelim Industrial	1,036	117
Daewoo Engineering & Construction (1)	2,910	31

Daewoo International	1,189	46
Daewoo Securities (1)	4,240	89
Daewoo Shipbuilding & Marine	2,290	98
Daishin Securities (1)	2,010	27
Daum Communications	393	40
Dongbu Insurance	2,110	100
Dongkuk Steel	1,380	55
Doosan	740	91
Doosan Heavy Industries	1,259	70
Doosan Infracore (1)	2,500	69
GS Engineering & Construction	1,139	137
GS Holdings	1,383	116
Halla Climate Control	1,260	26
Hana Financial Group	7,230	306
Hanjin Heavy Industries and Construction	1,080	39
Hanjin Shipping	1,900	49
Hanjin Shipping Holdings	1,190	15
Hankook Tire	3,400	136
Hanwha	2,230	102
Hanwha Chemical	2,090	93
Hite Brewery	261	29
Honam Petrochemical	474	167
Hynix Semiconductor	13,160	415
Hyosung	1,035	85
Hyundai	4,843	1,114
Hyundai Dept Store	675	99
Hyundai Development	2,240	61
Hyundai Engineering & Construction	2,469	207
Hyundai Glovis	223	32
Hyundai Heavy Industries	1,680	839
Hyundai Hysco	710	29
Hyundai Merchant Marine	2,200	67
Hyundai Mipo Dockyard	447	79
Hyundai Mobis	2,168	726

Hyundai Securities (1)	5,060	64
Hyundai Steel	1,264	160
Industrial Bank of Korea	4,430	85
Kangwon Land	4,780	109
Kb Financial	11,500	617
KCC	157	53
Kepco Engineering & Construction	225	15
Kia Motors	8,794	631
Korea Electric Power (1)	7,620	182
Korea Exchange Bank	7,680	65
Korea Express (1)	340	34
Korea Gas	690	22
Korea Investment Holdings (1)	1,570	61
Korea Life Insurance (1)	7,680	53
Korea Zinc	421	166
Korean Air	1,071	65
KT	3,800	137
Kt&g	2,043	121
LG	2,568	236
LG Chemical	1,479	732
LG Display	7,990	287
LG Electronics	3,229	310
LG Hausys	245	18
LG Household & Health Care	349	140
LG Uplus	8,151	50
Lotte Chilsung Beverage	34	36
Lotte Confectionery	32	47
Lotte Shopping	259	118
LS	958	106
Mirae Asset Securities (1)	497	20
NCsoft	484	128
NHN (1)	1,424	282
Nong Shim	166	39
OCI	681	407

Mutual Funds 0.1%

iShares MSCI South Korea Index Fund, ETF (USD)	5,200	359
		359
Total South Korea (Cost $15,104)		22,075

SPAIN 3.6%

Common Stocks 3.6%

Abertis Infraestructuras (2)	10,999	260
Acciona	757	88
ACERINOX (2)	7,421	149
ACS Group	7,025	353
Banco Bilbao Vizcaya Argenta	131,894	1,692
Banco De Sabadell (2)	41,196	183
Banco de Valencia (2)	7,333	30
Banco De Valencia, Rights, 5/11/11 (1)	7,333	1
Banco Espanol de Credito (2)	2,480	23
Banco Popular Espanol	29,935	179
Banco Popular Espanol (1)	352	2
Banco Santander (2)	246,361	3,146
Bankinter (2)	10,570	79
Corporacion Financiera Alba	929	57
Criteria Caixacorp	30,031	222
Enagas	5,330	132
Endesa	2,521	88
Ferrovial	16,376	226
Fomento de Construcciones y Contratas (2)	1,516	51
Gamesa	7,352	69
Gas Natural	10,975	226
Gestevision Telecinco (1)(2)	3,983	45
Grifols	6,342	126
Iberdrola	161,836	1,503
Iberdrola Renovables	25,147	115

Inditex	7,422	665
Indra Sistemas	4,880	111
Mapfre	27,046	113
Red Electrica	1,611	103
Repsol	36,129	1,290
Telefonica (2)	136,007	3,656
Zardoya Otis	4,160	71
Total Spain (Cost $13,280)		15,054

SWEDEN 3.1%

Common Stocks 3.0%

Alfa Laval (2)	9,422	211
Assa-Abloy, B Shares (1)(2)	10,321	310
Atlas Copco, A Shares (2)	23,996	704
Atlas Copco, B Shares (2)	5,770	153
Boliden (1)(2)	8,142	184
Cdon (1)	2,129	14
Electrolux	8,913	227
Getinge (2)	6,620	176
Hennes & Mauritz, Series B (2)	17,392	614
Holmen, B Shares	1,849	68
Husqvarna, B Shares (1)(2)	12,804	101
Industrivarden, A Shares	10,117	227
Industrivarden, C Shares	1,348	27
Investor, B Shares	13,466	335
Kinnevik Investment	6,364	164
LM Ericsson	89,149	1,354
Modern Times, B Shares	1,764	135
Nordea Bank	89,377	1,020
Ratos	3,558	147
S-E-Banken (2)	64,594	621
Sandvik, A Shares (2)	35,312	749
Scania, B Shares	12,621	328

Securitas, B Shares	10,356	130
Skanska	11,788	253
SKF, B Shares (2)	12,202	385
SSAB (2)	8,047	144
SSAB AB	1,455	23
Svenska Cellulosa	17,948	275
Svenska Handelsbanken, A Shares	18,353	637
Swedbank	28,355	538
Swedish Match (1)(2)	6,343	225
Tele2	12,484	313
TeliaSonera	63,729	520
Volvo, A Shares (2)	17,555	344
Volvo, B Shares (2)	45,441	892
		12,548
Mutual Funds 0.1%		
iShares MSCI Sweden Index, ETF (USD)	7,000	250
		250
Total Sweden (Cost $8,515)		12,798
SWITZERLAND 7.3%		
Common Stocks 7.2%		
ABB	68,372	1,888
Actelion (1)	2,883	170
Adecco	4,225	302
Baloise Holding (1)	1,488	165
BKW FMB Energie (1)	472	31
Compagnie Financiere Richemont, Class A	15,452	999
Credit Suisse	34,915	1,587
EFG International	1,309	19
GAM Holding	6,151	121
Geberit (2)	1,220	286
Givaudan (2)	273	304

Mutual Funds 0.1%

Ishares MSCI Switzerland Index Fund, ETF (USD)	17,900	499
		499
Total Switzerland (Cost $22,245)		30,136

UNITED KINGDOM 19.2%

Common Stocks 18.9%

3I Group	28,683	134
Admiral Group	5,990	169
Aegis Group	38,211	89
African Barrick Gold	3,662	32
Aggreko	8,149	243
AMEC	9,868	198
Anglo American	39,030	2,034
ARM Holdings	38,989	404
Associated British Foods	11,788	198
AstraZeneca	41,098	2,053
Autonomy (1)	7,145	192
Aviva	83,507	623
Bae Systems	101,430	556
Barclays	358,531	1,691
BG Group	99,795	2,556
BHP Billiton	76,591	3,230
BP	558,454	4,315
British American Tobacco	59,169	2,581
British Land	26,004	261
British Sky Broadcasting	39,132	550
British Telecommunications	230,186	753
Bunzl	9,767	121
Burberry Group	12,877	279
Cable & Wireless Communications	79,346	62
Cable & Wireless Worldwide	78,125	63

Cairn Energy (1)	41,597	314
Capita Group	18,252	224
Capital Shopping Centres	19,072	129
Carnival	6,327	255
Centrica	151,651	813
Cobham	34,131	130
Compass Group	55,946	546
Daily Mail and General TST	8,105	68
Diageo	74,564	1,517
Drax	10,860	80
Experian	30,371	409
G4S	41,917	193
GlaxoSmithKline	153,173	3,340
Hammerson	21,062	165
Hays	41,351	82
Home Retail	24,782	91
HSBC	525,960	5,758
ICAP	19,762	171
Imperial Tobacco	30,096	1,059
Inmarsat Ventures	13,594	138
InterContinental Hotels	8,517	187
International Consolidated Airlines Group (1)	27,609	110
International Power	45,207	250
Invensys	24,010	137
ITV (1)	115,000	146
J Sainsbury	54,988	320
Johnson Matthey	6,390	214
Kingfisher	69,724	320
Ladbrokes	26,858	68
Land Securities	22,738	298
Legal & General Group	174,477	358
Lloyds Banking Group (1)	1,189,009	1,177
Logica	47,578	107
Lonmin	6,019	164

Man Group	55,851	233
Marks & Spencer Group	47,224	306
National Grid	102,486	1,051
Next	5,493	205
Old Mutual	161,536	375
Pearson	23,948	460
Petrofac	7,706	194
Provident Financial	4,001	67
Prudential	74,286	959
Randgold Resources (1)	2,679	234
Reckitt Benckiser	21,459	1,191
Reed Elsevier	36,088	320
Rentokil Group (1)	53,881	85
Resolution	43,086	218
Rexam	26,055	170
Rio Tinto	45,580	3,319
Rolls-Royce (1)	55,124	591
Rolls-Royce, C Shares (1)	5,291,904	9
Royal Bank of Scotland (1)	517,652	359
Royal Dutch Shell, A Shares	105,316	4,086
Royal Dutch Shell, B Shares	80,363	3,124
RSA Insurance Group	102,673	236
SABMiller	34,847	1,301
Sage Group	38,953	185
Schroders	6,113	194
Schroders, Non-Voting Shares	434	11
Scottish & Southern Energy	27,397	621
Segro	21,856	119
Serco Group	14,555	138
Severn Trent	7,011	176
Shire	16,650	515
Smith & Nephew	26,423	290
Smiths Group	11,542	257
Standard Chartered	68,653	1,902

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($000s)

	6 Months Ended 4/30/11	Year Ended 10/31/10
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 5,237	$ 10,027
Net realized loss	(24,540)	(9,956)
Change in net unrealized gain	70,929	41,288
Increase in net assets from operations	51,626	41,359
Distributions to shareholders		
Net investment income	(10,341)	(10,016)
Net realized gain	(369)	(371)
Decrease in net assets from distributions	(10,710)	(10,387)
Capital share transactions*		
Shares sold	51,190	79,548
Distributions reinvested	10,391	10,075
Shares redeemed	(125,320)	(86,259)
Redemption fees received	24	27
Increase (decrease) in net assets from capital share transactions	(63,715)	3,391
Net Assets		
Increase (decrease) during period	(22,799)	34,363
Beginning of period	437,627	403,264
End of period	**$ 414,828**	**$ 437,627**
Undistributed net investment income	3,253	8,357
*Share information		
Shares sold	4,247	7,273
Distributions reinvested	889	903
Shares redeemed	(10,518)	(7,926)
Increase (decrease) in shares outstanding	(5,382)	250

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Index Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth, using the FTSE™ International Limited Developed ex North America Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on April 30, 2011:

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended April 30, 2011. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain (loss) on Level 3 instruments held at April 30, 2011, totaled $0 for the six months ended April 30, 2011.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended April 30, 2011, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of April 30, 2011, the fund held equity futures with cumulative unrealized gain of $348,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the six months ended April 30, 2011, the fund recognized $55,000 of realized gain on Futures and a $238,000 change in unrealized gain on Futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty risk related to exchange-traded derivatives, including futures and options contracts, is minimal because the exchange’s clearinghouse provides protection against defaults. Additionally, for exchange-traded derivatives, each broker, in its sole discretion, may change margin requirements applicable to the fund.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, and/or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. At its election, the fund may also hold additional U.S. dollars and foreign currencies in an account with the broker to settle future variation margin obligations. All cash and currencies held by the broker for initial margin or future settlements are reflected as deposits on futures contracts on the accompanying Statement of Assets and Liabilities. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2011, the fund’s exposure to futures, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities are not. On April 30, 2011, the value of loaned securities was $33,312,000; and cash collateral investments totaled $35,017,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $89,608,000 and $159,256,000, respectively, for the six months ended April 30, 2011.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2010, the fund had $41,196,000 of unused capital loss carryforwards, which expire: $357,000 in fiscal 2011, $11,710,000 in fiscal 2016, $18,272,000 in fiscal 2017 and $10,857,000 in fiscal 2018.

At April 30, 2011, the cost of investments for federal income tax purposes was $393,067,000. Net unrealized gain aggregated $55,576,000 at period-end, of which $97,415,000 related to appreciated investments and $41,839,000 related to depreciated investments.

NOTE 6 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Acquisition of certain foreign currencies related to security transactions are also subject to tax. Additionally, capital gains realized by the fund upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Taxes incurred on the purchase of foreign currencies are recorded as realized loss on foreign currency transactions. Current and deferred tax expense attributable to net capital gains is reflected as a component of realized and/or change in unrealized gain/loss on securities in the accompanying financial statements. At April 30, 2011, the fund had no deferred tax liability attributable to foreign securities and no foreign capital loss carryforwards.

NOTE 7 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a subadvisory agreement with T. Rowe Price International Ltd, a wholly owned subsidiary, to provide investment advisory services to the fund; the subadvisory agreement provides that Price Associates may pay the subadvisor up to 60% of the management fee that Price Associates receives from the fund. The fund was previously managed by T. Rowe Price International, Inc. (Price International), which was merged into its parent company, Price Associates, effective at the close of business on December 31, 2010. Thereafter, Price Associates assumed responsibility for all of Price International’s existing investment management contracts, and Price International ceased all further operations. The corporate reorganization was designed to simplify Price Group’s corporate structure related to its international business and was intended to result in no material changes in the nature, quality, level, or cost of services provided to the T. Rowe Price funds.

The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses; interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At April 30, 2011, no shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Mutual funds and other accounts managed by T. Rowe Price and its affiliates (collectively, T. Rowe Price funds) may invest in the fund; however, no T. Rowe Price fund may invest for the purpose of exercising management or control over the fund. At April 30, 2011, 1% of the fund’s outstanding shares were held by T. Rowe Price funds.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 9, 2011, the fund’s Board of Directors (Board) unanimously approved the continuation of the investment advisory contract (Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), as well as the investment subadvisory contract (Subadvisory Contract) that the Advisor has entered into with T. Rowe Price International Ltd (Subadvisor). The Board considered a variety of factors in connection with its review of the Contract and Subadvisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor and Subadvisor. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities, as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Advisor’s and Subadvisor’s senior management teams and investment personnel involved in the management of the fund. The Board noted that a restructuring involving the Advisor and certain of its affiliated investment advisors led to a restatement of the fund’s investment advisory contract and a new investment subadvisory contract, effective at the close of business on December 31, 2010. This restructuring, which resulted in T. Rowe Price Associates, Inc., becoming the fund’s new investment advisor and T. Rowe Price International Ltd becoming the fund’s new investment subadvisor, had been determined by the Board at a meeting in October 2010 not to diminish the nature, quality, or level of services provided to the fund or materially to change the manner in which advisory services were to be provided. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor and Subadvisor.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the 1-, 3-, 5-, and 10-year periods, as well as the fund’s year-by-year returns, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Contract and other benefits that the Advisor (and its affiliates, including the Subadvisor) may have realized from its relationship with the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor and Subadvisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates (including the Subadvisor) from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Advisor. The Board noted that, under the Contract, the fund pays the Advisor a single fee based on the fund’s assets and that the Advisor, in turn, pays all expenses of the fund, with certain exceptions. Under the Subadvisory Contract, the Advisor may pay the Subadvisor up to 60% of the advisory fee that the Advisor receives from the fund. The Board concluded that, based on the profitability data it reviewed and consistent with this single-fee structure, the Contract provided for a reasonable sharing of any benefits from economies of scale with the fund.

Fees
The Board reviewed the fund’s single-fee structure and compared it with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate was below the median for comparable funds and the fund’s total expense ratio was at or below the median for comparable funds. (For these purposes, the Board assumed the fund’s management fee rate was equal to the single fee less the fund’s operating expenses.) The Board also reviewed the fee schedules for institutional accounts of the Advisor and its affiliates with similar mandates. Management provided the Board with information about the Advisor’s responsibilities and services provided to institutional account clients, which are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it advises, and showing that the Advisor performs significant additional services and assumes greater risk for the fund and other T. Rowe Price mutual funds that it advises than it does for institutional account clients. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board was assisted by the advice of independent legal counsel and concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract and the Subadvisory Contract (including the fees to be charged for services thereunder).

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	June 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	June 16, 2011

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	June 16, 2011